Commitments	12 Months Ended
Dec. 31, 2025
Commitments
Commitments

31Commitments

(a)	Capital commitments outstanding as at the end of each reporting period presented not provided for in the financial statements were as follows:

	As at December 31,
	2024	2025
	RMB’000	RMB’000
Contracted for construction projects	557,180	358,971
Authorized but not contracted for construction projects	76,366	35,268
Total	633,546	394,239